Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

A. Description of the Plan

Plan Description

The following description of the Range Resources Corporation 401(k) Plan (the “Plan”) provides only general information. The Plan is sponsored by Range Resources Corporation (the “Company” or “Plan Sponsor”). Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan was established effective January 1, 1989, and most recently restated effective January 1, 2021, as a defined contribution plan covering employees of the Company who are eighteen years of age or older. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The purpose of the Plan is to encourage employees to save and invest, systematically, a portion of their current compensation in order that they may have a source of additional income upon their retirement, or for their family in the event of death.

Contributions

Participants may contribute up to 75% of their annual compensation, as defined by the Plan. Compensation eligible for contributions excludes spot, irregular, and other ad hoc discretionary bonuses. Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code (the “Code”) as defined in the Plan agreement. The Plan allows for both pre-tax and after-tax contributions.

Employees are immediately eligible to participate in the Plan. The Company has an automatic enrollment feature under the Plan. Those employees that do not make an affirmative election to not contribute to the Plan are automatically enrolled in the Plan approximately 45 to 60 days from hire with contributions equal to 6% of pre-tax annual compensation. If those employees added to the Plan under the automatic enrollment feature do not change their deferral, the salary deferral will increase 1% on January 1st of each year up to a maximum salary deferral of 10%.

Employees who are eligible to make salary deferral contributions under the Plan and who have attained age 50 before the close of the Plan year are eligible for catch-up contributions in accordance with and subject to the limitations imposed by the Code. In July 2024, the Plan approved the optional provision provided by the Setting Every Community Up for Retirement Enhancement 2.0 Act ("SECURE 2.0 Act") which increases the catch-up limits for individuals aged 60-63, effective January 2025.

The Company has a Qualified Automatic Safe Harbor Matching Contribution (“QASH”) in the amount of 100% of the first 6% of deferred compensation. QASH contributions were approximately $5,724,000 and $5,476,000 during 2025 and 2024, respectively.

Participant Accounts

Each participant’s account is credited with the participant’s elective contributions, employer contributions, and earnings thereon. Allocations are based on participant earnings as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately fully vested in their elective contributions plus actual earnings thereon. All matching contributions are also immediately vested.

A. Description of the Plan – continued

Loans

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from one to five years or, in the case of a loan to acquire or construct the primary residence of a participant, a period not to exceed a repayment period used by commercial lenders for similar loans. The loans are secured by the balance in the participant’s account and bear interest at the prime rate plus 2.00%, as defined by the Participant Loan Program. Interest rates for outstanding loans ranged from 5.25% to 10.50% for 2025 and 2024. Principal and interest are paid ratably through payroll deductions. Participants must pay a $50 annual service fee for outstanding loans issued after March 31, 2018.

Benefit Payments

Participants withdrawing during the year for reasons of service or disability, retirement, death or termination are entitled to their vested account balance. Benefits are distributed in the form of rollovers, lump sum distributions or installment payments. The Plan has an optional managed payout program designed to support regular monthly payments throughout retirement.

Certain in-service withdrawals are allowed. A participant may also elect to withdraw all or a portion of his or her vested account balance while employed after reaching age 59 ½. A participant may receive a hardship distribution from salary deferrals if the distribution is: (1) on account of uninsured medical expenses incurred by the participant, their spouse or dependents; (2) for the purchase (excluding mortgage payments) of a principal residence of the participant; (3) for the payment of post-secondary tuition expenses; (4) needed to prevent eviction of the participant from his or her principal residence or foreclosure upon the mortgage of the participant’s principal residence; (5) on account of funeral or burial expenses relating to the death of the participant’s deceased parent, spouse, child or dependent; or (6) on account of casualty expenses to repair damage to the participant’s principal residence.

In accordance with the SECURE 2.0 Act, the Plan increased the age for required minimum distributions (RMD) from age 72 to age 73 effective January 2023. Further changes set forth in the SECURE 2.0 Act include eliminating pre-death RMD rules for Roth accounts and modifying the RMD rules for surviving spousal beneficiaries, which would allow the spousal beneficiary to be treated as the deceased employee. Both of these changes were effective in January 2024.